DEBT (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Feb. 29, 2020	Jun. 30, 2023	Jan. 31, 2023	Sep. 30, 2022
Stuart Agreement [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Debt conversion amount		$ 385,658
Stuart Agreement [Member] | New Stuart Note [Member]
Debt Instrument [Line Items]
Maturity date		Dec. 31, 2023
Debt conversion amount		$ 385,658
Interest rate		9.50%
ERI Agreement [Member] | ERI Note [Member]
Debt Instrument [Line Items]
Debt conversion amount		$ 320,242
ERI Agreement [Member] | New E R I Note [Member]
Debt Instrument [Line Items]
Maturity date		Dec. 31, 2023
Debt conversion amount		$ 320,242
Interest rate		9.50%
Mr Stuart [Member] | Promissory Note [Member] | ERI Agreement [Member]
Debt Instrument [Line Items]
Principal amount		$ 300,000
June 2022 Reg D Offering [Member]
Debt Instrument [Line Items]
Principal amount				$ 412,000
Debt converted amount				50,000
Feb 2023 Reg D Offering [Member]
Debt Instrument [Line Items]
Principal amount				603,000
Debt converted amount				$ 50,000
Feb 2020 Note [Member]
Debt Instrument [Line Items]
Principal amount			$ 625,000
Interest rate			7.00%
Warrants issued with debt, shares			62,500
Warrants issued with debt, value			$ 80,053
Maturity date			Feb. 13, 2024
Unsecured Promissory Note [Member] | A Lender [Member]
Debt Instrument [Line Items]
Principal amount	$ 30,000
Maturity date	Dec. 31, 2023
Interest rate	9.50%
President Note Payable 2 [Member] | President 1 [Member]
Debt Instrument [Line Items]
Principal amount						$ 25,000
Interest rate						7.00%
Unsecured Promissory Note 2 [Member] | Existing Shareholder [Member]
Debt Instrument [Line Items]
Principal amount					$ 50,000
Interest rate					7.00%